Condensed Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net loss		$ (1,963)	$ (426)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	[1]
Share-based compensation		26	24
Accrued interest and amortization of discount on convertible notes		621	184
Revaluation of derivative warrant liability		1,065
Operating lease provided by controlling shareholder		16
Change in:
Other current assets		11	14
Trade payables		13	(2)
Other accounts payable		(104)	13
Net cash used in operating activities		(315)	(193)
Cash flows from investing activities
Net cash provided by investing activities
Cash flows from financing activities
Payment of financing fees in connection with initial public offering		(82)
Proceeds from issuance of convertible notes			241
Net cash provided by financing activities		(82)	241
Change in cash, cash equivalents and restricted cash		(397)	48
Cash, cash equivalents and restricted cash at the beginning of the year		947	46
Cash, cash equivalents and restricted cash at the end of the period		$ 550	$ 94

[1]	Represents amount less than $1